EMPLOYEE BENEFITS (Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations) (Details)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Discount rate	2.55%	3.36%
Expected return on the plan assets	2.55%	3.36%
Rate of increase in compensation	4.00%	4.00%
0-1 years [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	35.00%	35.00%
1-2 years [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	30.00%	30.00%
2-3 years [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	20.00%	20.00%
3-4 years [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	15.00%	15.00%
4-5 years [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	10.00%	10.00%
More then 5 Years [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	7.50%	7.50%